Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Such related party transactions were as follows for the periods indicated:

	Year Ended
	December 31 2016 $	December 31 2015 $	December 31 2014 $
Voyage revenues (i)	37,336	35,887	37,596
Vessel operating expenses	(20,438)	(19,914)	(12,703)
General and administrative expenses (ii)	(11,890)	(14,485)	(13,708)
General and administrative expenses deferred and capitalized (iii)	(571)	—	—

(i)
Commencing in 2008, the Arctic Spirit and Polar Spirit were time-chartered to Teekay Corporation at a fixed-rate for a period of 10 years (plus options exercisable by Teekay Corporation to extend up to an additional 15 years).

(ii)
Includes commercial, strategic, advisory, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.

(iii)
Includes the Partnership's proportionate costs associated with the Bahrain LNG Joint Venture including pre-operation, engineering and financing-related expenses, of which $0.4 million was reimbursed by the Bahrain LNG Joint Venture during 2016. The net costs are recorded as part of investments in and advances to equity accounted joint ventures in the Partnership's consolidated balance sheets.